Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials and consumables	$ 126,046	$ 70,134	$ 18,608
Inventories in process	65,016	37,705	6,587
Finished goods	37,291	1,237
Total inventories	228,353	$ 109,076	$ 25,195
Pre approval inventory.	76,500
Inventory write-offs	0
Cost of merchandise sold	29,400
Pre-launch subcutaneous Efgartigimod
Inventories
Total inventories	$ 99,300